Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 6. Stock Options

On June 20, 2013, the Company’s Board adopted the 2013 Long-Term Incentive Plan and on November 15, 2013, a stockholder owning a majority of the Company’s issued and outstanding stock approved adoption to the 2013 Plan. Pursuant to the terms of the 2013 Plan, an aggregate of 20,000,000 shares of the Company’s common stock are reserved for issuance to the Company’s officers, directors, employees and consultants in order to attract and hire key technical personnel and management. Options granted to employees under the 2013 Plan, including directors and officers who are employees, may be incentive stock options or non-qualified stock options; options granted to others under the 2013 Plan are limited to non-qualified stock options. As of September 30, 2017, there were 19,338,572 shares available for grant.

The 2013 Plan is administered by the Board or a committee designated by the Board. Subject to the provisions of the 2013 Plan, the Board has the authority to determine the officers, employees and consultants to whom options will be granted, the number of shares covered by each option, vesting rights and the terms and conditions of each option that is granted to them; however, no person may be granted in any of the Company's fiscal year, options to purchase more than 2,000,000 shares under the 2013 Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the 2013 Plan are exercisable no later than ten years after the date of grant.

The exercise price per share of common stock for options granted under the 2013 Plan will be the fair market value of the Company's common stock on the date of grant, using the closing price of the Company's common stock on the last trading day prior to the date of grant, except for incentive stock options granted to a holder of ten percent or more of the Company's common stock, for whom the exercise price per share will not be less than 110% of the fair market value. No option can be granted under the 2013 Plan after June 20, 2023.

Stock Option Activity

The following table summarizes stock option activity for the nine months ended September 30, 2017:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Forfeitures	(40,000)	1.65
Exercises	(20,000)	0.80
Outstanding at December 31, 2016	385,000	1.42
Grants	310,000	4.20
Exercises	(150,000)	1.12
Outstanding at September 30, 2017	545,000	3.09	8.86 years	339,275
Exercisable at September 30, 2017	375,000	2.75	8.69 years	299,075
Available for grant at September 30, 2017	19,338,572

The fair value of each stock option is estimated at the date of grant using the Black-Scholes option pricing model. There were 310,000 stock options granted during the nine months ended September 30, 2017 with a weighted-average grant date fair value of $3.38. There were 187,500 stock options granted during the nine months ended September 30, 2016 with a weighted-average grant date fair value of $1.41. During the nine months ended September 30, 2017, there were 150,000 options exercised on a cashless basis resulting in the issuance of 102,582 shares of common stock, with an aggregate intrinsic value of $397,100. There were no stock options exercised during the nine months ended September 30, 2016. Assumptions regarding volatility, expected term, dividend yield and risk-free interest rate are required for the Black-Scholes model. The volatility assumption is based on the Company's historical experience. The risk-free interest rate is based on a U.S. treasury note with maturity similar to the option award's expected life. The expected life represents the average period of time that options granted are expected to be outstanding. The assumptions for volatility, expected life, dividend yield and risk-free interest rate for options granted are presented in the table below:

	2017	2016
Risk-free interest rate	1.93% - 2.39%	1.23%-1.41%
Expected life in years	5.5 – 10.0	5.5
Weighted Avg. Expected Volatility	98% - 106%	92%
Expected dividend yield	0	0

The share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time is expensed ratably over the respective vesting periods. During the three months ended September 30, 2017 and 2016, the Company recognized $127,478 and $12,951, respectively, in share-based compensation. During the nine months ended September 30, 2017 and 2016, the Company recognized $748,350 and $287,238, respectively, in share-based compensation. Stock-based compensation has been included in the Consolidated Statement of Operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Research and development	$10,725	$-	$75,515	$-
General and administrative	116,753	12,951	672,835	287,238
Total	$127,478	$12,951	$748,350	$287,238

The following table summarizes information about stock options outstanding and exercisable at September 30, 2017:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

0.80	10,000	6.87	0.80	10,000	6.87	0.80
1.05	55,000	6.50	1.05	35,000	6.50	1.05
1.25	7,500	7.71	1.25	7,500	7.71	1.25
1.34	7,500	7.75	1.34	7,500	7.75	1.34
1.65	10,000	8.09	1.65	10,000	8.09	1.65
1.70	7,500	8.04	1.70	7,500	8.04	1.70
1.91	130,000	8.46	1.91	130,000	8.46	1.91
2.28	7,500	8.81	2.28	7,500	8.81	2.28
4.20	310,000	9.62	4.20	160,000	9.62	4.20
Total	545,000	8.86	$3.09	375,000	8.69	$2.75

On June 20, 2013, the Company’s Board adopted the 2013 Long-Term Incentive Plan and on November 15, 2013, a stockholder owning a majority of the Company’s issued and outstanding stock approved adoption to the 2013 Plan. Pursuant to the terms of the 2013 Plan, an aggregate of 20,000,000 shares of the Company’s common stock are reserved for issuance to the Company’s officers, directors, employees and consultants in order to attract and hire key technical personnel and management. Options granted to employees under the 2013 Plan, including directors and officers who are employees, may be incentive stock options or non-qualified stock options; options granted to others under the 2013 Plan are limited to non-qualified stock options. As of December 31, 2016, there were 19,595,000 shares available for grant.

The 2013 Plan is administered by the Board or a committee designated by the Board. Subject to the provisions of the 2013 Plan, the Board has the authority to determine the officers, employees and consultants to whom options will be granted, the number of shares covered by each option, vesting rights and the terms and conditions of each option that is granted to them; however, no person may be granted in any of the Company's fiscal year, options to purchase more than 2,000,000 shares under the 2013 Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the 2013 Plan are exercisable no later than ten years after the date of grant.

The exercise price per share of common stock for options granted under the 2013 Plan will be the fair market value of the Company's common stock on the date of grant, using the closing price of the Company's common stock on the last trading day prior to the date of grant, except for incentive stock options granted to a holder of ten percent or more of the Company's common stock, for whom the exercise price per share will not be less than 110% of the fair market value. No option can be granted under the 2013 Plan after June 20, 2023.

Stock Option Activity

The following table summarizes stock option activity for the period ended December 31, 2016:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2014	185,000	0.83
Grants	80,000	1.54
Forfeitures	(7,500)	1.43
Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Forfeitures	(40,000)	1.65
Exercises	(20,000)	0.80
Outstanding at December 31, 2016	385,000	1.42	8.30 years	277,625
Exercisable at December 31, 2016	347,500	1.44	8.36 years	244,925
Available for grant at December 31, 2016	19,595,000

The fair value of each stock option is estimated at the date of grant using the Black-Scholes option pricing model. There were 187,500 stock options granted during the year ended December 31, 2016 with a weighted-average grant date fair value of $1.41. There were 80,000 stock options granted during the year ended December 31, 2015 with a weighted-average grant date fair value of $1.18. There were 20,000 options exercised on a cashless basis during the year ended December 31, 2016, with an aggregate intrinsic value of $36,000. There were no stock options exercised during the year ended December 31, 2015. Assumptions regarding volatility, expected term, dividend yield and risk-free interest rate are required for the Black-Scholes model. The volatility assumption is based on the Company's historical experience. The risk-free interest rate is based on a U.S. treasury note with maturity similar to the option award's expected life. The expected life represents the average period of time that options granted are expected to be outstanding. The assumptions for volatility, expected life, dividend yield and risk-free interest rate for options granted are presented in the table below:

	2016	2015
Risk-free interest rate	1.23%-1.41%	1.49%-1.70%
Expected life in years	5.5	5.0
Weighted Avg. Expected Volatility	92%	88.4–105.3%
Expected dividend yield	0	0

The fair value of the Company’s stock options is expensed ratably over their respective vesting periods. During the years ended December 31, 2016 and 2015, the Company recognized $282,262 and $59,122, respectively, in share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time Stock-based compensation expense is recognized as general and administrative expenses. As of December 31, 2016, the Company had $8,404 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 2.25 years.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2016:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.65	40,000	7.01	$0.65	40,000	7.01	$0.65
0.75	40,000	6.92	0.75	40,000	6.92	0.75
0.80	30,000	7.62	0.80	30,000	7.62	0.80
1.05	55,000	7.25	1.05	25,000	7.25	1.05
1.25	7,500	8.46	1.25	7,500	8.46	1.25
1.34	7,500	8.50	1.34	7,500	8.50	1.34
1.65	10,000	8.84	1.65	10,000	8.84	1.65
1.70	7,500	8.79	1.70	7,500	8.79	1.70
1.91	180,000	9.21	1.91	180,000	9.21	1.91
2.28	7,500	9.56	2.28	-	9.56	2.28
Total	385,000	8.30	$1.42	347,500	8.36	$1.44